Shareholder Report, Average Annual Return (Details) 190135_Akre Focus ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
Akre Focus ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Akre Focus ETF NAV
Average Annual Return, Percent	(20.13%)	1.60%	11.38%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	19.56%	12.86%	15.08%
S&P 500 Equal Weight Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Equal Weight Total Return
Average Annual Return, Percent	19.24%	9.08%	12.01%